Consolidated Statements of Financial Position - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Assets
Cash and cash equivalents	$ 597	$ 409
Accounts receivable, less allowance for doubtful accounts of $82 and $72, respectively	5,751	5,871
Inventories	2,377	2,477
Assets held for sale	55	2,157
Other current assets	1,689	1,635
Current assets	10,469	12,549
Property, plant and equipment - net	5,870	6,314
Goodwill	6,824	7,127
Other intangible assets - net	1,516	1,639
Investments in partially-owned affiliates	2,143	1,018
Noncurrent assets held for sale	0	630
Other noncurrent assets	2,773	3,508
Total assets	29,595	32,785
Liabilities and Equity
Short-term debt	52	183
Current portion of long-term debt	813	140
Accounts payable	5,174	5,270
Accrued compensation and benefits	1,090	1,124
Liabilities held for sale	42	1,801
Other current liabilities	3,275	3,125
Current liabilities	10,446	11,643
Long-term debt	5,745	6,357
Pension and postretirement benefits	767	865
Other noncurrent liabilities	1,886	2,164
Long-term liabilities	$ 8,398	$ 9,386
Commitments and contingencies (Note 21)
Redeemable noncontrolling interests	$ 212	$ 194
Common stock, $1.00 par value, shares authorized: 1,800,000,000 shares issued: 2015 - 717,039,108; 2014 - 706,761,661	717	707
Capital in excess of par value	3,030	2,669
Retained earnings	10,838	9,956
Treasury stock, at cost (2015 - 69,671,840; 2014 - 41,264,918 shares)	(3,152)	(1,784)
Accumulated other comprehensive income	(1,057)	(237)
Shareholders’ equity attributable to Johnson Controls, Inc.	10,376	11,311
Noncontrolling interests	163	251
Total equity	10,539	11,562
Total liabilities and equity	$ 29,595	$ 32,785